UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Michigan Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 140.5%
Corporate — 12.5%
Delta County EDC, Refunding RB, Mead
Westvaco-Escanaba, Series B, AMT,
6.45%, 4/15/23 (a)	$ 1,500	$ 1,664,055
Dickinson County EDC Michigan,
Refunding RB, International Paper Co.
Project, Series A, 5.75%, 6/01/16	3,900	4,005,261
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (NPFGC), 5.55%, 9/01/29	10,250	10,212,998
Monroe County EDC Michigan,
Refunding RB, Detroit Edison Co.
Project, Series AA (NPFGC), 6.95%,
9/01/22	15,000	17,471,400
		33,353,714
County/City/Special District/School District — 48.5%
Adrian City School District Michigan, GO
(AGM) (a):
5.00%, 5/01/29	2,000	2,281,000
5.00%, 5/01/34	1,600	1,824,800
Avondale School District Michigan, GO
(AGC):
4.00%, 5/01/20	1,000	985,410
4.30%, 5/01/22	400	398,032
Bay City School District Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/36	9,000	9,163,350
Birmingham City School District
Michigan, GO, School Building & Site
(AGM), 5.00%, 11/01/33	1,000	1,023,450
Charter Township of Canton Michigan,
GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	1,923,039
5.00%, 4/01/26	2,000	2,080,520
5.00%, 4/01/27	500	525,625
City of Oak Park Michigan, GO, Street
Improvement (NPFGC), 5.00%,
5/01/30	500	513,285
County of Genesee Michigan, GO, Water
Supply System (NPFGC), 5.13%,
11/01/33	1,000	1,009,400
County of Wayne Michigan, GO (NPFGC):
Airport Hotel, Detroit Metropolitan
Airport, Series A, 5.00%, 12/01/30	1,750	1,604,558
Building Authority, Capital
Improvement, Series A, 5.25%,
6/01/16	1,000	1,003,610

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn Brownfield Redevelopment
Authority, GO, Limited Tax,
Redevelopment, Series A (AGC),
5.50%, 5/01/39	$ 3,300	$ 3,462,327
Detroit City School District Michigan, GO
(FGIC), School Building & Site
Improvement:
Series A, 5.38%, 5/01/24 (a)	1,300	1,455,389
Series B, 5.00%, 5/01/28	3,100	3,056,569
Detroit City School District Michigan,
GO, Refunding, School Building & Site
Improvement, Series A (AGM), 5.00%,
5/01/21	3,000	3,062,880
Eaton Rapids Public Schools Michigan,
GO, School Building & Site (AGM):
5.25%, 5/01/20	1,325	1,429,476
5.25%, 5/01/21	1,675	1,808,749
Ecorse Public School District Michigan,
GO, Refunding (AGM), 5.00%,
5/01/27	1,000	1,029,850
Gibraltar School District Michigan, GO,
School Building & Site:
(FGIC), 5.00%, 5/01/28 (a)	2,940	3,344,456
(NPFGC), 5.00%, 5/01/28	710	723,128
Grand Blanc Community Schools
Michigan, GO (NPFGC), 5.63%,
5/01/20	1,100	1,160,434
Grand Rapids Building Authority,
Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/19	435	482,780
5.50%, 10/01/20	600	665,904
Grand Rapids Public Schools, Michigan,
GO, School Building & Site (AGM),
4.13%, 5/01/11	500	516,605
Gull Lake Community School District
Michigan, GO, School Building & Site
(AGM) (a):
5.00%, 5/01/28	2,000	2,281,000
5.00%, 5/01/30	3,625	4,134,313
Harper Creek Community School District
Michigan, GO, Refunding (AGM),
5.00%, 5/01/22	1,125	1,189,575

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GAN	Grant Anticipation Notes
AGM	Assured Guaranty Municipal Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds
EDC	Economic Development Corp.

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND, INC.

APRIL 30, 2010

1

Schedule of Investments (continued)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Harper Woods School District Michigan,
GO, Refunding, School Building &
Site:
(FGIC), 5.00%, 5/01/34 (a)	$ 4,345	$ 4,955,472
(NPFGC), 5.00%, 5/01/34	430	433,874
Jenison Public Schools Michigan, GO,
Building & Site (NPFGC), 5.50%,
5/01/19	1,575	1,683,880
L'Anse Creuse Public Schools, Michigan,
GO, School Building & Site (AGM):
5.00%, 5/01/12	650	695,747
5.00%, 5/01/24	1,000	1,040,930
5.00%, 5/01/25	1,525	1,583,011
5.00%, 5/01/26	1,600	1,653,568
5.00%, 5/01/35	3,000	3,057,120
Lansing Building Authority, Michigan,
GO, Series A (NPFGC), 5.38%,
6/01/23 (a)	1,510	1,705,470
Lincoln Consolidated School District
Michigan, GO, Refunding (NPFGC),
4.63%, 5/01/28	5,500	5,510,010
Livonia Public Schools School District
Michigan, GO, Refunding, Series A
(NPFGC), 5.00%, 5/01/24	1,000	1,034,140
Michigan State Building Authority,
Facilities, Series I:
5.50%, 10/15/18	2,355	2,466,533
5.50%, 10/15/18 (a)	145	155,082
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	4,500	4,571,100
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGM):
5.50%, 10/15/10 (b)	420	430,055
5.50%, 10/15/10	4,330	4,428,637
5.50%, 10/15/11 (b)	855	916,192
5.50%, 10/15/11	14,175	15,076,672
Montrose Community Schools, GO
(NPFGC), 6.20%, 5/01/17	1,000	1,166,940
New Haven Community Schools,
Michigan, GO, Refunding, School
Building & Site (AGM), 5.00%,
5/01/23	1,500	1,572,255
Orchard View Schools, Michigan, GO,
School Building & Site (NPFGC),
5.00%, 5/01/29 (a)	5,320	6,011,440
Pennfield School District Michigan, GO,
School Building & Site (a):
(FGIC), 5.00%, 5/01/29	765	868,642
(NPFGC), 5.00%, 5/01/29	605	686,965
Reed City Public Schools, Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/26 (a)	1,425	1,625,213

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Southfield Public Schools, Michigan, GO,
School Building & Site, Series B
(AGM), 5.00%, 5/01/29 (a)	$ 3,500	$ 3,965,430
Thornapple Kellogg School District,
Michigan, GO, School Building & Site
(NPFGC), 5.00%, 5/01/32	2,500	2,547,300
Van Dyke Public Schools, Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/28	1,250	1,300,138
West Bloomfield School District,
Michigan, GO, Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,828,212
5.50%, 5/01/18	1,225	1,309,684
Zeeland Public Schools Michigan, GO,
School Building & Site (NPFGC),
5.00%, 5/01/29	1,600	1,627,248
		130,046,474
Education — 6.5%
Eastern Michigan University, RB,
General, Series B (FGIC) (a):
5.60%, 6/01/25	1,000	1,004,530
5.63%, 6/01/30	1,310	1,315,961
Eastern Michigan University, Refunding
RB, General (AMBAC):
6.00%, 6/01/20	435	440,803
6.00%, 6/01/20 (a)	590	598,803
Grand Valley State University, Michigan,
RB, General (NPFGC), 5.50%,
2/01/18	2,070	2,268,679
Michigan Higher Education Facilities
Authority, RB, Limited Obligation,
Hillsdale College Project, 5.00%,
3/01/35	1,875	1,787,737
Michigan Higher Education Facilities
Authority, Refunding RB, Limited
Obligation, Creative Studies (a):
5.85%, 12/01/22	1,235	1,358,611
5.90%, 12/01/27	1,145	1,260,782
Michigan Higher Education Student
Loan Authority, RB, AMT (AMBAC),
Student Loan:
Series XVII-B, 5.40%, 6/01/18	2,500	2,501,325
Series XVII-Q, 5.00%, 3/01/31	3,000	2,811,570
Saginaw Valley State University,
Michigan, Refunding RB, General
(NPFGC), 5.00%, 7/01/24	2,100	2,153,823
		17,502,624
Health — 21.5%
Dickinson County Healthcare System,
Refunding RB, Series A (ACA), 5.80%,
11/01/24	3,100	3,020,020

2 BLACKROCK MUNIYIELD MICHIGAN INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Health (continued)
Flint Hospital Building Authority
Michigan, Refunding RB (ACA), Hurley
Medical Center:
6.00%, 7/01/20	$ 1,305	$ 1,279,618
Series A, 5.38%, 7/01/20	615	574,275
Kent Hospital Finance Authority,
Michigan, RB, Spectrum Health,
Series A (NPFGC), 5.50%,
1/15/31 (a)	3,000	3,205,950
Kent Hospital Finance Authority
Michigan, Refunding RB, Butterworth,
Series A (NPFGC), 7.25%,
1/15/13 (b)	1,955	2,118,555
Michigan State Hospital Finance
Authority, RB:
Ascension Health Senior Credit
Group, 5.00%, 11/15/25	3,700	3,848,000
Hospital, MidMichigan Obligation
Group, Series A (AMBAC), 5.50%,
4/15/18	2,530	2,584,952
McLaren Health Care, Series C,
5.00%, 8/01/35	1,000	932,100
MidMichigan Obligation Group,
Series A, 5.00%, 4/15/36	1,750	1,655,167
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,280,275
Hospital, Crittenton, Series A,
5.63%, 3/01/27	2,050	2,031,140
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/25	3,860	3,723,819
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/37	630	555,143
Hospital, Sparrow Obligated, 5.00%,
11/15/31	3,100	2,924,323
McLaren Health Care, 5.75%,
5/15/38	4,500	4,607,415
Trinity Health Credit, Series C,
5.38%, 12/01/23	1,000	1,013,780
Trinity Health Credit, Series C,
5.38%, 12/01/30	3,755	3,752,484
Trinity Health Credit, Series D,
5.00%, 8/15/34	3,100	3,006,473
Trinity Health, Series A, 6.00%,
12/01/20	2,200	2,246,640
Trinity Health, Series A, 6.25%,
12/01/28	930	1,028,757
Trinity Health, Series A, 6.50%,
12/01/33	1,000	1,114,700
Trinity Health, Series A (AMBAC),
6.00%, 12/01/27 (a)	6,310	6,426,041
Trinity Health, Series A (AMBAC),
6.00%, 12/01/27	90	93,621

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Health (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39 $	1,000	$ 1,180,330
Saginaw Hospital Finance Authority
Michigan, Refunding RB, Covenant
Medical Center, Series E (NPFGC),
5.63%, 7/01/13	2,500	2,511,025
		57,714,603
Housing — 4.5%
Michigan State HDA, RB:
Deaconess Tower, AMT (GNMA),
5.25%, 2/20/48	1,000	1,005,680
Series A, 6.00%, 10/01/45	6,990	7,222,627
Series A, AMT (NPFGC), 5.30%,
10/01/37	130	130,178
Williams Pavilion, AMT (GNMA),
4.75%, 4/20/37	3,925	3,758,070
		12,116,555
State — 11.5%
Michigan Municipal Bond Authority, RB,
Local Government Loan Program,
Group A (AMBAC), 5.50%, 11/01/20	1,065	1,062,902
Michigan Municipal Bond Authority,
Refunding RB, Local Government,
Charter County Wayne, Series B
(AGC):
5.00%, 11/01/14	2,400	2,644,344
5.00%, 11/01/15	1,500	1,632,480
5.00%, 11/01/16	500	549,075
5.38%, 11/01/24	125	135,189
Michigan State Building Authority,
Refunding RB:
Facilities Program, Series I, 6.25%,
10/15/38	3,900	4,292,106
Facilities Program, Series I (AGC),
5.25%, 10/15/24	4,000	4,268,320
Facilities Program, Series I (AGC),
5.25%, 10/15/25	2,000	2,119,220
Facilities Program, Series I (AGC),
5.25%, 10/15/26	600	631,980
Facilities Program, Series II
(NPFGC), 5.00%, 10/15/29	3,500	3,516,450
Series IA (NPFGC), 5.00%,
10/15/32	2,500	2,502,675
State of Michigan, COP (AMBAC), 5.53%,
6/01/22 (b)(c)	3,000	1,873,860
State of Michigan, RB, GAN (AGM),
5.25%, 9/15/27	5,250	5,501,212
		30,729,813
Transportation —16.7%
County of Wayne Michigan, RB, Detroit
Metropolitan, Wayne County, Series A,
AMT (NPFGC), 5.38%, 12/01/15	10,660	10,787,174

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND, INC.

APRIL 30, 2010

3

Schedule of Investments (continued)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Transportation (concluded)
Wayne County Airport Authority, RB,
Detroit Metropolitan Wayne County
Airport, AMT (NPFGC):
5.25%, 12/01/25	$ 7,525	$ 7,200,371
5.25%, 12/01/26	6,300	5,920,929
5.00%, 12/01/34	9,160	7,751,192
Wayne County Airport Authority,
Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,056,560
5.75%, 12/01/26	1,000	1,006,670
5.38%, 12/01/32	8,700	8,082,387
		44,805,283
Utilities — 18.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
7.00%, 7/01/36	3,000	3,455,790
Second Lien, Series B (NPFGC),
5.00%, 7/01/34	2,420	2,347,182
Second Lien, Series B (NPFGC),
5.00%, 7/01/34 (a)	1,550	1,727,986
Senior Lien, Series A (AGM), 5.00%,
7/01/25	4,000	4,037,760
Senior Lien, Series A (FGIC), 5.75%,
7/01/28 (a)	5,250	5,596,133
Senior Lien, Series A (NPFGC),
5.00%, 7/01/34	6,900	6,692,379
Series B (NPFGC), 5.25%,
7/01/32 (a)	11,790	13,235,100
City of Detroit Michigan, Refunding RB:
(FGIC), 6.25%, 7/01/12 (b)	860	906,758
Second Lien, Series C (AGM),
5.00%, 7/01/29	10,570	10,613,760
City of Muskegon Heights Michigan, RB,
Series A (NPFGC), 5.63%,
11/01/25 (a)	1,830	1,879,209
		50,492,057
Total Municipal Bonds in Michigan		376,761,123
Puerto Rico — 4.7%
Housing — 0.8%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,000	1,996,460
State — 2.3%
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,100	2,219,070
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC) (c):
5.19%, 8/01/43	12,500	1,719,125

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Sales Tax Financing Corp.,
Refunding RB (concluded):
4.99%, 8/01/46	$ 20,000	$ 2,236,000
		6,174,195
Transportation — 1.6%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	4,000	4,352,560
Total Municipal Bonds in Puerto Rico		12,523,215
Total Municipal Bonds – 145.2% 389,284,338
Municipal Bonds Transferred to Tender
Option Bond Trusts (d)
Michigan — 12.0%
Corporate — 4.7%
Wayne State University, Refunding RB,
General (AGM), 5.00%, 11/15/35	12,210	12,621,233
County/City/Special District/School District — 2.6%
Lakewood Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/37	6,470	6,959,650
Education — 4.7%
Portage Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/31	4,650	4,811,122
Saginaw Valley State University,
Refunding RB, General (AGM), 5.00%,
7/01/31	7,500	7,743,150
		12,554,272
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 12.0%		32,135,155
Total Long-Term Investments
(Cost – $412,472,453) – 157.2% 421,419,493
Short-Term Securities	Shares
CMA Michigan Municipal Money Fund,
0.00% (e)(f)	1,839,237	1,839,237
Total Short-Term Securities
(Cost – $1,839,237) – 0.7%		1,839,237

4 BLACKROCK MUNIYIELD MICHIGAN INSURED FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $414,311,690*) – 157.9%	$ 423,258,730
Other Assets Less Liabilities – 2.1%	5,614,944
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.0)%	(16,209,238)
Preferred Shares, at Redemption Value – (54.0)%	(144,664,302)
Net Assets Applicable to Common Shares – 100.0%	$ 268,000,134

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 401,073,918
Gross unrealized appreciation	$ 15,718,104
Gross unrealized depreciation	(9,723,292)
Net unrealized appreciation	$ 5,994,812

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security is collateralized by Municipal or US Treasury obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
______________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares Held		Shares Held
	at July 31,	Net	at April 30,
Affiliate 2009 Activity 2010 Income
CMA Michigan
Municipal
Money Fund 7,530,323 (5,691,086) 1,839,237 $958
(f)	Represents the current yield as of report date.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund’s investments:
Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	— $ 421,419,493		— $ 421,419,493
Short-Term
Securities	$ 1,839,237	—	—	1,839,237
Total	$ 1,839,237 $ 421,419,493		— $ 423,258,730

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN INSURED FUND, INC.

APRIL 30, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Insured Fund, Inc.

Date: June 28, 2010